SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL
SHARE CAPITAL

13. SHARE CAPITAL

The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, €0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

•	Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.
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Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it must be converted into a Class A share.

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Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to €0.01 per share in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares. During the periods between conversion and cancellation, all Class C shares are held by Yandex Conversion Foundation (Stichting Yandex Conversion). Yandex Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. Yandex Conversion Foundation is managed by a board of directors appointed by the Company.

On September 21, 2009, the Company issued a Priority Share to Sberbank. The holder of the Priority Share has the right to veto the accumulation of stakes in the Company in excess of 25% by a single entity, a group of related parties or parties acting in concert. The holder of the Priority Share does not have any rights to influence operating decisions of the Company nor is it entitled to a seat on the Company’s Board. Transfer of the Priority Share requires the approval of the Board. The Priority Share has been purchased by Sberbank at its par value of €1 and is entitled to a normal pro rata dividend distribution.

The Company’s articles of association authorize a special class of preference shares as a form of an anti‑takeover defense. The Company’s Board has the irrevocable authority for a period of five years to issue preference shares and grant rights to subscribe for preference shares up to the Company’s authorized share capital from time to time. This authority may be renewed by a resolution of the general meeting of shareholders for a subsequent period of up to five years. The preference shares, if issued, would be entitled to receive preferential dividends at a rate of 12-month EURIBOR plus 200 basis points on the amount paid thereon, prior and in preference to distributions in respect of ordinary shares. No preference shares have been issued.

The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2016			December 31, 2017
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	2,093,995,776			2,093,995,776
Priority share	1			1
Preference shares	1,000,000,001			1,000,000,001
Class A ordinary shares	1,000,000,000			1,000,000,000
Class B ordinary shares	46,997,887			46,997,887
Class C ordinary shares	46,997,887			46,997,887
Issued and fully paid:	330,616,989	€7.4	288	334,223,202	€7.3	299
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	285,019,019	2.8	124	289,364,467	2.9	127
Class B ordinary shares	45,037,734	4.5	161	40,692,286	4.1	146
Class C ordinary shares	560,235	0.1	3	4,166,448	0.3	26

Class C shares held in treasury are not disclosed as such due to the technical nature of this class of shares.

The Company repurchases its Class A shares from time to time in part to reduce the dilutive effects of its Share‑Based Awards to employees of the Company. There were no repurchases in the years ended December 31, 2015, 2016 and 2017. Treasury stock is accounted for under the cost method.